ACQUISITIONS	3 Months Ended
Mar. 31, 2014
ACQUISITIONS
Schedule of Business Acquisitions, by Acquisition

The following table summarizes the fair values of the assets acquired and the liabilities assumed:

Proved oil and natural gas properties	$6,805,563
Asset retirement obligations	(294,772)
Total Identifiable Net Assets	$6,510,791

ACQUISITIONS

NOTE 3 – ACQUISITIONS

In February 2014, Ring acquired additional proved developed and undeveloped oil and natural gas reserves (the “RAW Properties”) located in the Permian Basin, Andrews County, Texas. The RAW Properties consist of varied working interests (81% to 93%) and net revenue interests (61% to 70%) in eleven producing leases which included 907 net acres. The transaction also included 660 net acres of non-producing leasehold. Consideration given consisted of cash payments totaling $6,510,791. The Company incurred $20,003 in acquisition-related costs, which were recognized in general and administrative expense during the three months ended March 31, 2014.

The acquisition was recognized as a business combination whereby Ring recorded the assets acquired and the liabilities assumed at their fair values as of February 27, 2014, which is the date the Company obtained control of the properties and was the acquisition date for financial reporting purposes. The estimated fair value of RAW Properties approximated the consideration paid, which the Company concluded approximated the fair value that would be paid by a typical market participant. The following table summarizes the fair values of the assets acquired and the liabilities assumed:

Proved oil and natural gas properties	$6,805,563
Asset retirement obligations	(294,772)
Total Identifiable Net Assets	$6,510,791